Other Non-operating Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of additional information [Abstract]
Exchange derivative allocated issuance costs	$ (1,785)	$ 0	$ 0
Net unrealized loss on exchange derivative and capped calls	(12,414)	0	0
Foreign currency exchange gain (loss), net	(413)	(93)	376
Contributions to Atlassian Foundation	(1,856)	(1,620)	(1,463)
Other income	1,311	371	15
Other non-operating income (expense), net	$ (15,157)	$ (1,342)	$ (1,072)